Trade receivables - Movement in provision for trade receivables (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Beginning balance	$ (68)	$ (48)	$ (54)
Provisions for doubtful trade receivables charged to the Consolidated Income Statement	(20)	(48)	(17)
Utilization of provisions for doubtful trade receivables	8	15	7
Reversal of provisions for doubtful trade receivables	23	14	15
Currency translation effects	2	(1)	1
Ending balance	$ (55)	$ (68)	$ (48)